Concentration of Major Customers and Suppliers (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Customer Concentration Risk [Member] | Other Customer [Member] | Purchases [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Customer Concentration Risk [Member] | Customer P [Member] | Purchases [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	31.00%
Customer Concentration Risk [Member] | Customers I [Member] | Purchases [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	27.00%
Customer Concentration Risk [Member] | Customers S [Member] | Purchases [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	12.00%
Customer Concentration Risk [Member] | Customers M [Member] | Purchases [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	11.00%
Customer Concentration Risk [Member] | Customer A [Member] | Purchases [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage			54.00%
Customer Concentration Risk [Member] | Customer I [Member] | Purchases [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage			17.00%
Customer Concentration Risk [Member] | Customer M [Member] | Purchases [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage		64.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier L [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	99.00%	99.00%	100.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Suppliers U [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	51.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Suppliers V [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	49.00%
Supplier Concentration Risk [Member] | Trade Accounts Payable [Member] | Supplier P [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage		100.00%	100.00%